Income Taxes (Details 2) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2011 CNY	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2010 CNY	Dec. 31, 2009 CNY
Loss before income tax	12,745	$ 12,954	82,296	(50,753)	(98,982)
Income tax computed at the applicable statutory tax rate of 25%	3,186	3,238	20,574	(12,688)	(24,746)
Expense not deductible for tax	771	52	329	838	5,597
Effect of tax exemptions	0	(5,237)	(33,271)	(50)	0
Effect of tax rate differences	(1,629)	295	1,869	568	0
Effect of tax law changes and recognition of outside basis differences	(5,761)	2,266	14,397	4,502	10,596
Changes in valuation allowance	4,539	983	6,248	13,838	19,523
Other	(2,202)	548	3,484	96	(55)
Income tax (benefit) expense reported in the consolidated statements of operations, applicable to continuing operations	(1,096)	$ 2,145	13,630	7,104	10,915